ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses	$ 2,698	$ 3,765
Payable in respect to the Global Termination Agreement (see note 15(6)(b))	6,693
Employees and related liabilities	510	727
Government institutions	92	100
Accrued expenses and other current liabilities	$ 9,993	$ 4,592